Cover Cover	Apr. 22, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 22, 2021
Entity Registrant Name	Independent Bank Group, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-35854
Entity Tax Identification Number	13-4219346
Entity Address, Address Line One	7777 Henneman Way
Entity Address, City or Town	McKinney
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75070-1711
City Area Code	972
Local Phone Number	562-9004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value, $0.01 per share
Trading Symbol	IBTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001564618
Amendment Flag	false